Derivatives Instruments (Derivative Cash Flow Hedges Recorded in Income and AOCI and Notional Volumes of Outstanding Derivatives Designated as Cash Flow Hedges) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	May 26, 2021
FX forwards
Cash Flow Hedges
Notional volumes of outstanding derivatives designated as cash flow hedges that are expected to settle	$ 448
Cash flow hedges | Interest Expense [Member]
Cash Flow Hedges
Unrealized gains reclassified into interest expense	2	$ 1
Cash flow hedges | Treasury Lock [Member]
Cash Flow Hedges
Total unrealized gain (loss) in AOCI - effective portion, net of tax	16	$ 18	$ 19
Unrealized gains currently in AOCI to be reclassified into net income within the next twelve months	$ 2
Derivative gain loss amortization period	10 years